Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties		$ 441
Advances to related parties	438	200
Mr. Zhao Jishuang [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties		431
Repayment of advances from related parties		2,383	2,455
Mr. Peng Siguang [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties		10
Repayment of advances from related parties		10
Advances to related parties	225
Amounts due from related parties, Current	225
Mr. Guo Yupeng [Member]
Schedule of Transactions with Related Parties [Line Items]
Repayment of advances from related parties		290
Advances to related parties	170	12
Amounts due from related parties, Current	182	12
Met Chain Co.,Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Repayment of advances from related parties		1,814	228
Advances to related parties	43	188
Amounts due from related parties, Current	231	188
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Repayment of advances from related parties		4,497	$ 2,683
Amounts due from related parties, Current	$ 638	$ 200